Intangible Assets (Details) - Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 1,985,595	$ 1,892,033	$ 1,979,491
Trademarks [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 341,183		315,912
Trademarks [Member] | Bottom of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	2 years
Trademarks [Member] | Top of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	20 years
Software [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 24,941		21,079
Software [Member] | Bottom of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	2 years
Software [Member] | Top of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	15 years
Customer relationships [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 486,166		549,705
Customer relationships [Member] | Bottom of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	3 years
Customer relationships [Member] | Top of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	20 years
Supplier contracts [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 28,077		30,509
Supplier contracts [Member] | Bottom of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	7 years
Supplier contracts [Member] | Top of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	17 years
Other [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 1,044		833
Other [Member] | Bottom of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	2 years
Other [Member] | Top of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	17 years
Indefinite [Member] | Trademarks [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life
Net amount	$ 1,092,793		1,050,106
Indefinite [Member] | Water rights [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life
Net amount	$ 11,391		$ 11,347